ACQUISITION OF COLUMBIA - Schedule of Assets Acquired and Liabilities Assumed (Details) CAD in Millions, $ in Millions	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)	Dec. 31, 2016 CAD	Jul. 01, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Business Acquisition [Line Items]
Exchange rate	1.30		1.34	1.30
Fair Value of Net Assets Acquired
Goodwill (Note 11)			CAD 13,958		CAD 4,812	CAD 4,034
Columbian Pipeline
Business Acquisition [Line Items]
Purchase Price Consideration	CAD 13,392	$ 10,294
Fair Value of Net Assets Acquired
Current assets	856			$ 658
Plant, property and equipment	9,835			7,560
Equity investments	574			441
Regulatory assets	248			190
Intangibles and other assets	175			135
Current liabilities	(777)			(597)
Regulatory liabilities	(383)			(294)
Other long-term liabilities	(187)			(144)
Deferred income tax liabilities	(2,098)			(1,613)
Long-term debt	(3,878)			(2,981)
Non-controlling interests	(1,051)			(808)
Fair Value of Net Assets Acquired	3,314			2,547
Goodwill (Note 11)	CAD 10,078			$ 7,700